Deferred income tax (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of Deferred income tax [Abstract]
Disclosure of temporary difference, unused tax losses and unused tax credits [text block]
(a)	The Group recognizes the effects of timing differences between the accounting and tax basis. This caption is made up as follows:

						Credit (debit) to
			Credit (debit) to		Credit (debit)	consolidated
		Credit (debit) to the	consolidated		to the	statements of
		Consolidated	statements of other	As of	Consolidated	other	As of
	As of January 1,	statement of	comprehensive	December 31,	statement of	comprehensive	December 31,
	2016	profit or loss	income	2016	profit or loss	income	2017
	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)

Deferred asset for income tax included in results
Tax - loss carryforward	78,409	14,641	-	93,050	1,889	-	94,939
Difference in depreciation and amortization rates	52,377	8,506	-	60,883	734	-	61,617
Provision for closure of mining units, net	32,644	6,894	-	39,538	5,030	-	44,568
Impairment loss of long-lived assets	5,185	2,407	-	7,592	2,328	-	9,920
Environmental liability for Santa Barbara mine	1,556	13	-	1,569	(273)	-	1,296
Other minor	14,866	(1,785)	-	13,081	1,082	-	14,163
	185,037	30,676	-	215,713	10,790	-	226,503

Less - Allowance for deferred asset	(18,166)	(18,846)	-	(37,012)	(1,898)	-	(38,910)
	166,871	11,830	-	178,701	8,892	-	187,593

Deferred asset included in retained earnings
Derivative financial instruments	2,441	-	(1,301)	1,140	-	7,963	9,103
	169,312	11,830	(1,301)	179,841	8,892	7,963	196,696

Deferred assets for mining royalties and special mining tax included in results
Exploration expenses	(326)	364	-	38	(38)	-	-
Other minors	185	(180)	-	5	118	-	123
	(141)	184	-	43	80	-	123
Total deferred asset	169,171	12,014	(1,301)	179,884	8,972	7,963	196,819

Deferred liability for income tax included in results
Effect of translation into U.S. dollars	(73,537)	3,012	-	(70,525)	24,502	-	(46,023)
Differences in amortization rates for development costs	(32,304)	(19,484)	-	(51,788)	6,095	-	(45,693)
Other minors	(34,582)	(9,403)	-	(43,985)	(33,618)	-	(77,603)
	(140,423)	(25,875)	-	(166,298)	(3,021)	-	(169,319)

Deferred liability for mining royalties and special mining tax
Other minors	164	(199)	-	(35)	(126)	-	(161)
	164	(199)	-	(35)	(126)	-	(161)
Total deferred liability	(140,259)	(26,074)	-	(166,333)	(3,147)	-	(169,480)

Deferred income tax asset, net	28,912	(14,060)	(1,301)	13,551	5,825	7,963	27,339

Disclosure of detailed information about net deferred tax asset [Text Block]
(b)	The deferred tax asset is presented in the consolidated statement of financial position:

	2017	2016
	US$(000)	US$(000)

Deferred income tax asset, net	43,129	25,881
Deferred income tax liability, net	(15,790)	(12,330)
	27,339	13,551

Disclosure of detailed information about provision for income taxes [Text Block]
(c)	The following is the composition of the provision for income taxes shown in the consolidated statement of income for the years 2017, 2016 and 2015:

	2017	2016	2015
	US$(000)	US$(000)	US$(000)

Current	(23,837)	(39,444)	(14,222)
Deferred	5,825	(14,060)	(541)
	(18,012)	(53,504)	(14,763)

Disclosure of reconciliation of accounting profit multiplied by applicable tax rates [Text Block]
(d)	Below is a reconciliation of tax expense and the accounting profit multiplied by the statutory tax rate for the years 2017, 2016 and 2015:

	2017	2016	2015
	US$(000)	US$(000)	US$(000)

Profit (loss) before income tax	92,545	(255,237)	(340,549)
Loss before income tax for discontinued operations	(10,098)	(19,073)	(20,230)
Profit (loss) before income tax	82,447	(274,310)	(360,779)
Theoretical loss (gain) for income tax	24,322	(76,807)	(101,018)

Permanent items and others:
Effect of translation into U.S. dollars	(24,502)	(3,012)	42,044
Share in the results of associates	(3,896)	102,290	48,545
Mining royalties and special mining tax	(1,538)	247	663
Permanent items	16,513	6,577	4,447
Allowance of deferred tax asset	1,898	18,846	13,929
Effect of change in income tax rate net	-	(1,431)	2,347
Income tax expense	12,797	46,710	10,957
Mining Royalties and Special Mining Tax	5,215	6,794	3,806
Total income tax	18,012	53,504	14,763